FILE NO. 2-27539

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 10, 2000
   --------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    ---------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]
         Pre-Effective Amendment No.                                       [   ]
                                      ------
         Post-Effective Amendment No.  46                                  [ x ]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 32                                                  [ x ]
                        (Check appropriate box or boxes)

                           ARMSTRONG ASSOCIATES, INC.
               (Exact Name of Registrant as Specified in Charter)

750 North St. Paul, LB 13, Suite 1300, Dallas, Texas                     75201
        (Address of Principal Executive Offices)                      (Zip Code)

Registrant's Telephone Number, including Area Code:  (214) 720-9101

                                  C. K. Lawson
                                    President
                           Armstrong Associates, Inc.
                            750 North St. Paul, LB 13
                                   Suite 1300
                               Dallas, Texas 75201
                    (Name and Address for Agent for Service)

                               -------------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ x ]  immediately upon filing            [   ]  on (date) pursuant
       pursuant to paragraph (b)                 to paragraph (a)(i)
[   ]  on (date) pursuant to              [   ]  75 days after filing
       paragraph (b)                             pursuant to paragraph (a)(ii)
[   ]  60 days after filing pursuant      [   ]  on October 28, 1999 pursuant to
       to paragraph (a)(i)                       paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
[   ]  this  post-effective  admendment  designates a new  effective  date for a previously filed post-effective amendment


Title of Securities Being Registered..............Common Stock ($1.00 Par Value)

The cross-reference sheet, Part A, Part B and Part C are incorporated by reference from the Registrant's Post Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 2-27539) as filed with the Securities and Exchange Commission on August 27, 1999.

                                 EXHIBIT INDEX
                                 -------------

Exhibit Number      Description
--------------      -----------

     (j)            Opinion of Counsel

     (p)            Code of Ethics